UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Inflation-Protected Bond Fund -

Class A, Class M, Class C and Class I

Annual Report

March 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Inflation-Protected Bond Fund

Contents

Notes to shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Notes to shareholders

The Board of Trustees has unanimously approved a proposal to merge all classes of Fidelity® Inflation-Protected Bond Fund into Fidelity Inflation-Protected Bond Index Fund. Shareholders of Fidelity Inflation-Protected Bond Fund are expected to meet during the third quarter of 2018 to vote on the proposal. A combined proxy statement and prospectus containing more information regarding the merger will be provided to shareholders of each class of Fidelity Inflation-Protected Bond Fund in advance of the meeting.

If approved, the merger is expected to be completed on or about August 24, 2018, at which time all shareholders of Fidelity Inflation-Protected Bond Fund would receive Investor Class shares of Fidelity Inflation-Protected Bond Index Fund.

Fidelity Inflation-Protected Bond Fund closed to new accounts on April 1, 2017.

The note above is not a solicitation of any proxy. For a free copy of the proxy statement describing the reorganization (and containing important information about fees, expenses and risk considerations) and a prospectus for Fidelity Inflation-Protected Bond Index Fund, please call 1-800-544-8544. The prospectus/proxy statement also will be available for free on the Securities and Exchange Commission's website (www.sec.gov).

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(3.89)%	(1.54)%	1.70%
Class M (incl. 4.00% sales charge)	(3.89)%	(1.56)%	1.68%
Class C (incl. contingent deferred sales charge)	(1.56)%	(1.47)%	1.35%
Class I	0.36%	(0.47)%	2.37%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Inflation-Protected Bond Fund - Class A on March 31, 2008, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$11,837	Fidelity Advisor® Inflation-Protected Bond Fund - Class A
$13,342	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds gained slightly for the 12 months ending March 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% for the year. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then advanced through January, driven by three policy-rate hikes, plans by the Fed to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Although yield spreads over Treasuries narrowed for much of the period, they widened early in 2018 amid concern about valuations for risk assets. Within the Bloomberg Barclays index, corporate bonds (+2.70%) led all major market segments, paced primarily by industrial and utility issues. Conversely, safe-haven U.S. Treasury securities returned 0.43%. Outside the index, riskier, non-core fixed-income segments gained, while Treasury Inflation-Protected Securities (TIPS) rose 0.92%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the annual reporting period, most of the fund’s share classes posted a slight gain, lagging, net of fees, the 0.92% return of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). We positioned nearly all of the fund’s assets in TIPS with maturities ranging from one to 30 years. From April through June 2017, TIPS faced pressure amid weak pricing in sectors such as wireless-phone plans, retail and food. The backdrop turned somewhat more favorable in the second half of 2017, due to a persistent rise in the price of oil. Returns were mixed for the first quarter of 2018, underperforming in February before rising again in March, as the Fed raised its 2018 economic forecast. We kept the fund’s risk profile similar to that of the benchmark by maintaining similar interest-rate sensitivity, as measured by duration. Yield-curve positioning, didn’t have a noticeable effect on the fund’s performance versus the Bloomberg Barclays inflation benchmark. Our security selection boosted our relative result, as we successfully exploited opportunities to purchase older “off-the-run” TIPS at what we thought were attractive values.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On December 1, 2017, Sean Corcoran became Co-Portfolio Manager of the fund, replacing William Irving.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2018

% of fund's investments
0.01 - 0.99%	61.2
1 - 1.99%	14.3
2 - 2.99%	16.4
3 - 3.99%	8.1
7 - 7.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of March 31, 2018*
U.S. Government and U.S. Government Agency Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Inflation Protected Securities - 99.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$20,882,797	$19,652,317
0.75% 2/15/42	39,969,348	38,856,816
0.75% 2/15/45	69,366,340	66,752,462
0.875% 2/15/47	20,331,036	20,137,501
1% 2/15/46	15,053,379	15,384,881
1% 2/15/48	502,575	514,459
1.375% 2/15/44	19,385,144	21,517,172
1.75% 1/15/28	34,337,670	37,711,750
2% 1/15/26	63,978,073	70,572,762
2.125% 2/15/40	699,542	881,571
2.125% 2/15/41	30,480,990	38,636,003
2.375% 1/15/25	76,965,194	86,101,840
2.375% 1/15/27	69,186,602	79,177,662
2.5% 1/15/29	5,310,608	6,283,742
3.375% 4/15/32	1,396	1,877
3.625% 4/15/28	82,724,350	105,949,036
3.875% 4/15/29	24,109,242	32,054,140
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	84,128,425	84,022,665
0.125% 4/15/20	85,723,056	85,340,176
0.125% 4/15/21	57,603,766	57,082,113
0.125% 1/15/22	54,077,519	53,462,282
0.125% 4/15/22	9,427,693	9,287,747
0.125% 7/15/22	56,215,788	55,608,762
0.125% 1/15/23	65,880,084	64,731,494
0.125% 7/15/24	90,254,729	88,092,885
0.125% 7/15/26	2,037,118	1,955,686
0.25% 1/15/25	15,624,245	15,264,741
0.375% 7/15/23	91,918,130	91,543,274
0.375% 7/15/25	21,907,811	21,610,535
0.375% 1/15/27	43,917,508	42,752,341
0.375% 7/15/27	19,353,648	18,858,805
0.625% 7/15/21	64,666,988	65,405,065
0.625% 1/15/24	69,028,254	69,331,931
0.625% 1/15/26	67,753,242	67,673,712
1.125% 1/15/21	56,563,853	57,819,102
1.25% 7/15/20	47,064,950	48,287,938
1.375% 1/15/20	33,206,283	33,902,777
1.875% 7/15/19	29,567,359	30,345,884
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28	11,254,544	11,039,937
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,667,659,608)		1,713,605,843

Asset-Backed Securities - 0.0%
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.1215% 3/25/32 (a)(b)	$13,552	$14,371
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.7465% 9/25/34 (a)(b)	57,722	56,938
TOTAL ASSET-BACKED SECURITIES
(Cost $51,328)		71,309
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (c)
(Cost $35,019)	35,012	35,019
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,667,745,955)		1,713,712,171
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,433,989
NET ASSETS - 100%		$1,722,146,160

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,852
Total	$27,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,713,605,843	$--	$1,713,605,843	$--
Asset-Backed Securities	71,309	--	71,309	--
Money Market Funds	35,019	35,019	--	--
Total Investments in Securities:	$1,713,712,171	$35,019	$1,713,677,152	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.5%
B	0.0%
CCC,CC,C	0.0%
Short-Term Investments and Net Other Assets	0.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,667,710,936)	$1,713,677,152
Fidelity Central Funds (cost $35,019)	35,019
Total Investment in Securities (cost $1,667,745,955)		$1,713,712,171
Receivable for investments sold		15,800,642
Receivable for fund shares sold		407,197
Interest receivable		4,336,056
Distributions receivable from Fidelity Central Funds		830
Total assets		1,734,256,896
Liabilities
Payable for investments purchased	$10,663,419
Payable for fund shares redeemed	722,226
Distributions payable	11,694
Accrued management fee	436,555
Distribution and service plan fees payable	51,876
Other affiliated payables	224,966
Total liabilities		12,110,736
Net Assets		$1,722,146,160
Net Assets consist of:
Paid in capital		$1,666,370,435
Undistributed net investment income		3,652,971
Accumulated undistributed net realized gain (loss) on investments		6,156,538
Net unrealized appreciation (depreciation) on investments		45,966,216
Net Assets		$1,722,146,160
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($71,884,378 ÷ 6,164,457 shares)		$11.66
Maximum offering price per share (100/96.00 of $11.66)		$12.15
Class M:
Net Asset Value and redemption price per share ($20,984,475 ÷ 1,800,122 shares)		$11.66
Maximum offering price per share (100/96.00 of $11.66)		$12.15
Class C:
Net Asset Value and offering price per share ($39,021,284 ÷ 3,541,554 shares)(a)		$11.02
Inflation-Protected Bond:
Net Asset Value, offering price and redemption price per share ($1,403,740,639 ÷ 118,754,680 shares)		$11.82
Class I:
Net Asset Value, offering price and redemption price per share ($186,515,384 ÷ 15,828,980 shares)		$11.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Interest		$47,810,975
Income from Fidelity Central Funds		27,852
Total income		47,838,827
Expenses
Management fee	$5,482,715
Transfer agent fees	2,031,003
Distribution and service plan fees	705,247
Fund wide operations fee	759,281
Independent trustees' fees and expenses	6,613
Miscellaneous	5,270
Total expenses before reductions	8,990,129
Expense reductions	(2)	8,990,127
Net investment income (loss)		38,848,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,376,020
Fidelity Central Funds	4
Total net realized gain (loss)		4,376,024
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(35,805,479)
Fidelity Central Funds	(4)
Total change in net unrealized appreciation (depreciation)		(35,805,483)
Net gain (loss)		(31,429,459)
Net increase (decrease) in net assets resulting from operations		$7,419,241

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,848,700	$48,411,409
Net realized gain (loss)	4,376,024	5,970,827
Change in net unrealized appreciation (depreciation)	(35,805,483)	(36,467,736)
Net increase (decrease) in net assets resulting from operations	7,419,241	17,914,500
Distributions to shareholders from net investment income	(3,498,569)	(2,510,415)
Distributions to shareholders from net realized gain	(40,702,513)	(29,058,633)
Total distributions	(44,201,082)	(31,569,048)
Share transactions - net increase (decrease)	(134,004,469)	(151,771,330)
Total increase (decrease) in net assets	(170,786,310)	(165,425,878)
Net Assets
Beginning of period	1,892,932,470	2,058,358,348
End of period	$1,722,146,160	$1,892,932,470
Other Information
Undistributed net investment income end of period	$3,652,971	$3,057,752

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$12.03	$12.05	$12.03	$13.23
Income from Investment Operations
Net investment income (loss)A	.225	.254	.145	.024	.181
Net realized and unrealized gain (loss)	(.211)	(.177)	(.069)	.265	(1.141)
Total from investment operations	.014	.077	.076	.289	(.960)
Distributions from net investment income	–B	–	–	–	–
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.274)	(.187)	(.096)	(.269)	(.240)
Net asset value, end of period	$11.66	$11.92	$12.03	$12.05	$12.03
Total ReturnC,D	.11%	.67%	.65%	2.42%	(7.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%	.79%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.78%	.79%	.78%	.78%	.78%
Expenses net of all reductions	.78%	.79%	.78%	.78%	.78%
Net investment income (loss)	1.90%	2.11%	1.23%	.20%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$71,884	$89,029	$91,300	$110,191	$134,927
Portfolio turnover rateG	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$12.03	$12.05	$12.04	$13.24
Income from Investment Operations
Net investment income (loss)A	.220	.250	.140	.021	.178
Net realized and unrealized gain (loss)	(.206)	(.173)	(.064)	.258	(1.138)
Total from investment operations	.014	.077	.076	.279	(.960)
Distributions from net investment income	–B	–	–	–B	–
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.274)	(.187)	(.096)	(.269)	(.240)
Net asset value, end of period	$11.66	$11.92	$12.03	$12.05	$12.04
Total ReturnC,D	.12%	.67%	.65%	2.33%	(7.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%	.82%	.83%	.81%	.80%
Expenses net of fee waivers, if any	.82%	.82%	.83%	.81%	.80%
Expenses net of all reductions	.82%	.82%	.83%	.81%	.80%
Net investment income (loss)	1.86%	2.08%	1.19%	.17%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$20,984	$25,747	$28,400	$32,462	$36,567
Portfolio turnover rateG	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.56	$11.67	$11.75	$13.02
Income from Investment Operations
Net investment income (loss)A	.127	.155	.053	(.066)	.087
Net realized and unrealized gain (loss)	(.193)	(.168)	(.067)	.255	(1.117)
Total from investment operations	(.066)	(.013)	(.014)	.189	(1.030)
Distributions from net investment income	–B	–	–B	–	–
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.274)	(.187)	(.096)	(.269)	(.240)
Net asset value, end of period	$11.02	$11.36	$11.56	$11.67	$11.75
Total ReturnC,D	(.59)%	(.09)%	(.10)%	1.62%	(7.89)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%	1.55%	1.55%	1.54%	1.52%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.54%	1.52%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.54%	1.52%
Net investment income (loss)	1.13%	1.35%	.47%	(.56)%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$39,021	$50,863	$55,959	$65,567	$77,589
Portfolio turnover rateG	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.07	$12.15	$12.15	$12.12	$13.30
Income from Investment Operations
Net investment income (loss)A	.267	.298	.186	.065	.222
Net realized and unrealized gain (loss)	(.217)	(.174)	(.062)	.265	(1.147)
Total from investment operations	.050	.124	.124	.330	(.925)
Distributions from net investment income	(.026)	(.017)	(.028)	(.031)	(.015)
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.300)	(.204)	(.124)	(.300)	(.255)
Net asset value, end of period	$11.82	$12.07	$12.15	$12.15	$12.12
Total ReturnB	.42%	1.05%	1.05%	2.74%	(6.93)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.23%	2.45%	1.57%	.53%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,403,741	$1,527,669	$1,723,045	$1,587,731	$1,670,995
Portfolio turnover rateE	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.03	$12.11	$12.12	$12.09	$13.27
Income from Investment Operations
Net investment income (loss)A	.259	.289	.178	.057	.212
Net realized and unrealized gain (loss)	(.216)	(.172)	(.072)	.264	(1.145)
Total from investment operations	.043	.117	.106	.321	(.933)
Distributions from net investment income	(.019)	(.010)	(.020)	(.022)	(.007)
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.293)	(.197)	(.116)	(.291)	(.247)
Net asset value, end of period	$11.78	$12.03	$12.11	$12.12	$12.09
Total ReturnB	.36%	.99%	.90%	2.68%	(7.01)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.51%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.51%	.51%	.52%	.52%	.53%
Net investment income (loss)	2.17%	2.38%	1.50%	.46%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$186,515	$199,624	$155,337	$139,518	$133,185
Portfolio turnover rateE	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Inflation Protected Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period April 1, 2016 through June 24, 2016.

Effective after the close of business on March 31, 2017, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,001,487
Gross unrealized depreciation	(16,207,632)
Net unrealized appreciation (depreciation)	$48,793,855
Tax Cost	$1,664,918,316

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,468,572
Undistributed long-term income	$1,513,299
Net unrealized appreciation (depreciation) on securities and other investments	$48,793,855

The tax character of distributions paid was as follows:

	March 31, 2018	March 31, 2017
Ordinary Income	$38,327,865	$ 29,111,335
Long-term Capital Gains	5,873,217	2,457,713
Total	$44,201,082	$ 31,569,048

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $8,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$199,864	$6,681
Class M	-%	.25%	57,636	3
Class C	.75%	.25%	447,747	22,172
			$705,247	$28,856

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75 for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,817
Class M	931
Class C(a)	2,414
$6,162

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protect Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protect Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$144,320.18
Class M	50,517.22
Class C	87,804.20
Inflation-Protected Bond	1,447,871.10
Class I	300,491.16
	$2,031,003

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,270 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018	Year ended March 31, 2017
From net investment income
Class A	$77	$–
Class M	20	–
Class C	40	–
Inflation-Protected Bond	3,189,287	2,371,716
Class I	309,145	138,699
Total	$3,498,569	$2,510,415
From net realized gain
Class A	$1,819,950	$1,468,357
Class M	527,340	415,920
Class B	–	2,822
Class C	1,077,927	879,902
Inflation-Protected Bond	32,940,115	23,484,932
Class I	4,337,181	2,806,700
Total	$40,702,513	$29,058,633

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017
Class A
Shares sold	461,409	2,084,950	$5,436,018	$25,139,671
Reinvestment of distributions	150,963	118,707	1,772,044	1,393,054
Shares redeemed	(1,915,864)	(2,327,998)	(22,643,635)	(27,898,159)
Net increase (decrease)	(1,303,492)	(124,341)	$(15,435,573)	$(1,365,434)
Class M
Shares sold	156,810	348,763	$1,854,122	$4,204,036
Reinvestment of distributions	44,021	34,474	516,437	404,636
Shares redeemed	(560,351)	(584,446)	(6,629,574)	(7,030,509)
Net increase (decrease)	(359,520)	(201,209)	$(4,259,015)	$(2,421,837)
Class B
Shares sold	–	8	$–	$99
Reinvestment of distributions	–	223	–	2,602
Shares redeemed	–	(371,739)	–	(4,332,073)
Net increase (decrease)	–	(371,508)	$–	$(4,329,372)
Class C
Shares sold	188,016	711,221	$2,115,830	$8,188,696
Reinvestment of distributions	92,660	72,412	1,031,362	811,656
Shares redeemed	(1,214,657)	(1,148,923)	(13,614,665)	(13,203,482)
Net increase (decrease)	(933,981)	(365,290)	$(10,467,473)	$(4,203,130)
Inflation-Protected Bond
Shares sold	14,601,328	35,852,762	$174,522,496	$435,997,253
Reinvestment of distributions	2,921,656	2,090,487	34,749,843	24,869,691
Shares redeemed	(25,363,091)	(53,200,519)	(303,851,205)	(645,766,867)
Net increase (decrease)	(7,840,107)	(15,257,270)	$(94,578,866)	$(184,899,923)
Class I
Shares sold	3,550,752	6,253,649	$42,553,850	$75,569,965
Reinvestment of distributions	379,795	239,395	4,501,397	2,836,049
Shares redeemed	(4,695,079)	(2,726,612)	(56,318,789)	(32,957,648)
Net increase (decrease)	(764,532)	3,766,432	$(9,263,542)	$45,448,366

10. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Inflation-Protected Bond Index Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for Investor Class shares of Fidelity Inflation-Protected Bond Index Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the third quarter of 2018 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective in August 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 235 funds. Mr. Chiel oversees 144 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class A	.78%
Actual		$1,000.00	$1,000.40	$3.89
Hypothetical-C		$1,000.00	$1,021.04	$3.93
Class M	.82%
Actual		$1,000.00	$1,000.40	$4.09
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class C	1.55%
Actual		$1,000.00	$996.80	$7.72
Hypothetical-C		$1,000.00	$1,017.20	$7.80
Inflation-Protected Bond	.45%
Actual		$1,000.00	$1,002.20	$2.25
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class I	.51%
Actual		$1,000.00	$1,001.10	$2.54
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Inflation-Protected Bond Fund
Class A	05/14/18	05/11/18	$0.052
Class M	05/14/18	05/11/18	$0.052
Class C	05/14/18	05/11/18	$0.052
Inflation-Protected Bond	05/14/18	05/11/18	$0.052
Class I	05/14/18	05/11/18	$0.052

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2018, $3,915,605, or, if subsequently determined to be different, the net capital gain of such year.

A total of 99.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $727,585 of distributions paid during the period January 1, 2018 to March 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

AIFB-ANN-0518
1.784627.115

Fidelity® Inflation-Protected Bond Fund Annual Report March 31, 2018

Contents

Notes to shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Notes to shareholders

The Board of Trustees has unanimously approved a proposal to merge all classes of Fidelity® Inflation-Protected Bond Fund into Fidelity Inflation-Protected Bond Index Fund. Shareholders of Fidelity Inflation-Protected Bond Fund are expected to meet during the third quarter of 2018 to vote on the proposal. A combined proxy statement and prospectus containing more information regarding the merger will be provided to shareholders of each class of Fidelity Inflation-Protected Bond Fund in advance of the meeting.

If approved, the merger is expected to be completed on or about August 24, 2018, at which time all shareholders of Fidelity Inflation-Protected Bond Fund would receive Investor Class shares of Fidelity Inflation-Protected Bond Index Fund.

Fidelity Inflation-Protected Bond Fund closed to new accounts on April 1, 2017.

The note above is not a solicitation of any proxy. For a free copy of the proxy statement describing the reorganization (and containing important information about fees, expenses and risk considerations) and a prospectus for Fidelity Inflation-Protected Bond Index Fund, please call 1-800-544-8544. The prospectus/proxy statement also will be available for free on the Securities and Exchange Commission's website (www.sec.gov).

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Inflation-Protected Bond Fund	0.42%	(0.39)%	2.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$12,721	Fidelity® Inflation-Protected Bond Fund
$13,342	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds gained slightly for the 12 months ending March 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% for the year. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then advanced through January, driven by three policy-rate hikes, plans by the Fed to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Although yield spreads over Treasuries narrowed for much of the period, they widened early in 2018 amid concern about valuations for risk assets. Within the Bloomberg Barclays index, corporate bonds (+2.70%) led all major market segments, paced primarily by industrial and utility issues. Conversely, safe-haven U.S. Treasury securities returned 0.43%. Outside the index, riskier, non-core fixed-income segments gained, while Treasury Inflation-Protected Securities (TIPS) rose 0.92%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the annual reporting period, most of the fund’s share classes posted a slight gain, lagging, net of fees, the 0.92% return of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). We positioned nearly all of the fund’s assets in TIPS with maturities ranging from one to 30 years. From April through June 2017, TIPS faced pressure amid weak pricing in sectors such as wireless-phone plans, retail and food. The backdrop turned somewhat more favorable in the second half of 2017, due to a persistent rise in the price of oil. Returns were mixed for the first quarter of 2018, underperforming in February before rising again in March, as the Fed raised its 2018 economic forecast. We kept the fund’s risk profile similar to that of the benchmark by maintaining similar interest-rate sensitivity, as measured by duration. Yield-curve positioning, didn’t have a noticeable effect on the fund’s performance versus the Bloomberg Barclays inflation benchmark. Our security selection boosted our relative result, as we successfully exploited opportunities to purchase older “off-the-run” TIPS at what we thought were attractive values.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On December 1, 2017, Sean Corcoran became Co-Portfolio Manager of the fund, replacing William Irving.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2018

% of fund's investments
0.01 - 0.99%	61.2
1 - 1.99%	14.3
2 - 2.99%	16.4
3 - 3.99%	8.1
7 - 7.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of March 31, 2018*
U.S. Government and U.S. Government Agency Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Inflation Protected Securities - 99.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$20,882,797	$19,652,317
0.75% 2/15/42	39,969,348	38,856,816
0.75% 2/15/45	69,366,340	66,752,462
0.875% 2/15/47	20,331,036	20,137,501
1% 2/15/46	15,053,379	15,384,881
1% 2/15/48	502,575	514,459
1.375% 2/15/44	19,385,144	21,517,172
1.75% 1/15/28	34,337,670	37,711,750
2% 1/15/26	63,978,073	70,572,762
2.125% 2/15/40	699,542	881,571
2.125% 2/15/41	30,480,990	38,636,003
2.375% 1/15/25	76,965,194	86,101,840
2.375% 1/15/27	69,186,602	79,177,662
2.5% 1/15/29	5,310,608	6,283,742
3.375% 4/15/32	1,396	1,877
3.625% 4/15/28	82,724,350	105,949,036
3.875% 4/15/29	24,109,242	32,054,140
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	84,128,425	84,022,665
0.125% 4/15/20	85,723,056	85,340,176
0.125% 4/15/21	57,603,766	57,082,113
0.125% 1/15/22	54,077,519	53,462,282
0.125% 4/15/22	9,427,693	9,287,747
0.125% 7/15/22	56,215,788	55,608,762
0.125% 1/15/23	65,880,084	64,731,494
0.125% 7/15/24	90,254,729	88,092,885
0.125% 7/15/26	2,037,118	1,955,686
0.25% 1/15/25	15,624,245	15,264,741
0.375% 7/15/23	91,918,130	91,543,274
0.375% 7/15/25	21,907,811	21,610,535
0.375% 1/15/27	43,917,508	42,752,341
0.375% 7/15/27	19,353,648	18,858,805
0.625% 7/15/21	64,666,988	65,405,065
0.625% 1/15/24	69,028,254	69,331,931
0.625% 1/15/26	67,753,242	67,673,712
1.125% 1/15/21	56,563,853	57,819,102
1.25% 7/15/20	47,064,950	48,287,938
1.375% 1/15/20	33,206,283	33,902,777
1.875% 7/15/19	29,567,359	30,345,884
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28	11,254,544	11,039,937
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,667,659,608)		1,713,605,843

Asset-Backed Securities - 0.0%
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.1215% 3/25/32 (a)(b)	$13,552	$14,371
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.7465% 9/25/34 (a)(b)	57,722	56,938
TOTAL ASSET-BACKED SECURITIES
(Cost $51,328)		71,309
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (c)
(Cost $35,019)	35,012	35,019
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,667,745,955)		1,713,712,171
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,433,989
NET ASSETS - 100%		$1,722,146,160

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,852
Total	$27,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,713,605,843	$--	$1,713,605,843	$--
Asset-Backed Securities	71,309	--	71,309	--
Money Market Funds	35,019	35,019	--	--
Total Investments in Securities:	$1,713,712,171	$35,019	$1,713,677,152	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.5%
B	0.0%
CCC,CC,C	0.0%
Short-Term Investments and Net Other Assets	0.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,667,710,936)	$1,713,677,152
Fidelity Central Funds (cost $35,019)	35,019
Total Investment in Securities (cost $1,667,745,955)		$1,713,712,171
Receivable for investments sold		15,800,642
Receivable for fund shares sold		407,197
Interest receivable		4,336,056
Distributions receivable from Fidelity Central Funds		830
Total assets		1,734,256,896
Liabilities
Payable for investments purchased	$10,663,419
Payable for fund shares redeemed	722,226
Distributions payable	11,694
Accrued management fee	436,555
Distribution and service plan fees payable	51,876
Other affiliated payables	224,966
Total liabilities		12,110,736
Net Assets		$1,722,146,160
Net Assets consist of:
Paid in capital		$1,666,370,435
Undistributed net investment income		3,652,971
Accumulated undistributed net realized gain (loss) on investments		6,156,538
Net unrealized appreciation (depreciation) on investments		45,966,216
Net Assets		$1,722,146,160
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($71,884,378 ÷ 6,164,457 shares)		$11.66
Maximum offering price per share (100/96.00 of $11.66)		$12.15
Class M:
Net Asset Value and redemption price per share ($20,984,475 ÷ 1,800,122 shares)		$11.66
Maximum offering price per share (100/96.00 of $11.66)		$12.15
Class C:
Net Asset Value and offering price per share ($39,021,284 ÷ 3,541,554 shares)(a)		$11.02
Inflation-Protected Bond:
Net Asset Value, offering price and redemption price per share ($1,403,740,639 ÷ 118,754,680 shares)		$11.82
Class I:
Net Asset Value, offering price and redemption price per share ($186,515,384 ÷ 15,828,980 shares)		$11.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Interest		$47,810,975
Income from Fidelity Central Funds		27,852
Total income		47,838,827
Expenses
Management fee	$5,482,715
Transfer agent fees	2,031,003
Distribution and service plan fees	705,247
Fund wide operations fee	759,281
Independent trustees' fees and expenses	6,613
Miscellaneous	5,270
Total expenses before reductions	8,990,129
Expense reductions	(2)	8,990,127
Net investment income (loss)		38,848,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,376,020
Fidelity Central Funds	4
Total net realized gain (loss)		4,376,024
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(35,805,479)
Fidelity Central Funds	(4)
Total change in net unrealized appreciation (depreciation)		(35,805,483)
Net gain (loss)		(31,429,459)
Net increase (decrease) in net assets resulting from operations		$7,419,241

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,848,700	$48,411,409
Net realized gain (loss)	4,376,024	5,970,827
Change in net unrealized appreciation (depreciation)	(35,805,483)	(36,467,736)
Net increase (decrease) in net assets resulting from operations	7,419,241	17,914,500
Distributions to shareholders from net investment income	(3,498,569)	(2,510,415)
Distributions to shareholders from net realized gain	(40,702,513)	(29,058,633)
Total distributions	(44,201,082)	(31,569,048)
Share transactions - net increase (decrease)	(134,004,469)	(151,771,330)
Total increase (decrease) in net assets	(170,786,310)	(165,425,878)
Net Assets
Beginning of period	1,892,932,470	2,058,358,348
End of period	$1,722,146,160	$1,892,932,470
Other Information
Undistributed net investment income end of period	$3,652,971	$3,057,752

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$12.03	$12.05	$12.03	$13.23
Income from Investment Operations
Net investment income (loss)A	.225	.254	.145	.024	.181
Net realized and unrealized gain (loss)	(.211)	(.177)	(.069)	.265	(1.141)
Total from investment operations	.014	.077	.076	.289	(.960)
Distributions from net investment income	–B	–	–	–	–
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.274)	(.187)	(.096)	(.269)	(.240)
Net asset value, end of period	$11.66	$11.92	$12.03	$12.05	$12.03
Total ReturnC,D	.11%	.67%	.65%	2.42%	(7.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%	.79%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.78%	.79%	.78%	.78%	.78%
Expenses net of all reductions	.78%	.79%	.78%	.78%	.78%
Net investment income (loss)	1.90%	2.11%	1.23%	.20%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$71,884	$89,029	$91,300	$110,191	$134,927
Portfolio turnover rateG	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$12.03	$12.05	$12.04	$13.24
Income from Investment Operations
Net investment income (loss)A	.220	.250	.140	.021	.178
Net realized and unrealized gain (loss)	(.206)	(.173)	(.064)	.258	(1.138)
Total from investment operations	.014	.077	.076	.279	(.960)
Distributions from net investment income	–B	–	–	–B	–
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.274)	(.187)	(.096)	(.269)	(.240)
Net asset value, end of period	$11.66	$11.92	$12.03	$12.05	$12.04
Total ReturnC,D	.12%	.67%	.65%	2.33%	(7.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%	.82%	.83%	.81%	.80%
Expenses net of fee waivers, if any	.82%	.82%	.83%	.81%	.80%
Expenses net of all reductions	.82%	.82%	.83%	.81%	.80%
Net investment income (loss)	1.86%	2.08%	1.19%	.17%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$20,984	$25,747	$28,400	$32,462	$36,567
Portfolio turnover rateG	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.56	$11.67	$11.75	$13.02
Income from Investment Operations
Net investment income (loss)A	.127	.155	.053	(.066)	.087
Net realized and unrealized gain (loss)	(.193)	(.168)	(.067)	.255	(1.117)
Total from investment operations	(.066)	(.013)	(.014)	.189	(1.030)
Distributions from net investment income	–B	–	–B	–	–
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.274)	(.187)	(.096)	(.269)	(.240)
Net asset value, end of period	$11.02	$11.36	$11.56	$11.67	$11.75
Total ReturnC,D	(.59)%	(.09)%	(.10)%	1.62%	(7.89)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%	1.55%	1.55%	1.54%	1.52%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.54%	1.52%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.54%	1.52%
Net investment income (loss)	1.13%	1.35%	.47%	(.56)%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$39,021	$50,863	$55,959	$65,567	$77,589
Portfolio turnover rateG	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.07	$12.15	$12.15	$12.12	$13.30
Income from Investment Operations
Net investment income (loss)A	.267	.298	.186	.065	.222
Net realized and unrealized gain (loss)	(.217)	(.174)	(.062)	.265	(1.147)
Total from investment operations	.050	.124	.124	.330	(.925)
Distributions from net investment income	(.026)	(.017)	(.028)	(.031)	(.015)
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.300)	(.204)	(.124)	(.300)	(.255)
Net asset value, end of period	$11.82	$12.07	$12.15	$12.15	$12.12
Total ReturnB	.42%	1.05%	1.05%	2.74%	(6.93)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.23%	2.45%	1.57%	.53%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,403,741	$1,527,669	$1,723,045	$1,587,731	$1,670,995
Portfolio turnover rateE	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.03	$12.11	$12.12	$12.09	$13.27
Income from Investment Operations
Net investment income (loss)A	.259	.289	.178	.057	.212
Net realized and unrealized gain (loss)	(.216)	(.172)	(.072)	.264	(1.145)
Total from investment operations	.043	.117	.106	.321	(.933)
Distributions from net investment income	(.019)	(.010)	(.020)	(.022)	(.007)
Distributions from net realized gain	(.274)	(.187)	(.096)	(.269)	(.240)
Total distributions	(.293)	(.197)	(.116)	(.291)	(.247)
Net asset value, end of period	$11.78	$12.03	$12.11	$12.12	$12.09
Total ReturnB	.36%	.99%	.90%	2.68%	(7.01)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.51%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.51%	.51%	.52%	.52%	.53%
Net investment income (loss)	2.17%	2.38%	1.50%	.46%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$186,515	$199,624	$155,337	$139,518	$133,185
Portfolio turnover rateE	21%	18%	29%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Inflation Protected Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period April 1, 2016 through June 24, 2016.

Effective after the close of business on March 31, 2017, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,001,487
Gross unrealized depreciation	(16,207,632)
Net unrealized appreciation (depreciation)	$48,793,855
Tax Cost	$1,664,918,316

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,468,572
Undistributed long-term income	$1,513,299
Net unrealized appreciation (depreciation) on securities and other investments	$48,793,855

The tax character of distributions paid was as follows:

	March 31, 2018	March 31, 2017
Ordinary Income	$38,327,865	$ 29,111,335
Long-term Capital Gains	5,873,217	2,457,713
Total	$44,201,082	$ 31,569,048

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $8,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$199,864	$6,681
Class M	-%	.25%	57,636	3
Class C	.75%	.25%	447,747	22,172
			$705,247	$28,856

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75 for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,817
Class M	931
Class C(a)	2,414
$6,162

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protect Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protect Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$144,320.18
Class M	50,517.22
Class C	87,804.20
Inflation-Protected Bond	1,447,871.10
Class I	300,491.16
	$2,031,003

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,270 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018	Year ended March 31, 2017
From net investment income
Class A	$77	$–
Class M	20	–
Class C	40	–
Inflation-Protected Bond	3,189,287	2,371,716
Class I	309,145	138,699
Total	$3,498,569	$2,510,415
From net realized gain
Class A	$1,819,950	$1,468,357
Class M	527,340	415,920
Class B	–	2,822
Class C	1,077,927	879,902
Inflation-Protected Bond	32,940,115	23,484,932
Class I	4,337,181	2,806,700
Total	$40,702,513	$29,058,633

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017
Class A
Shares sold	461,409	2,084,950	$5,436,018	$25,139,671
Reinvestment of distributions	150,963	118,707	1,772,044	1,393,054
Shares redeemed	(1,915,864)	(2,327,998)	(22,643,635)	(27,898,159)
Net increase (decrease)	(1,303,492)	(124,341)	$(15,435,573)	$(1,365,434)
Class M
Shares sold	156,810	348,763	$1,854,122	$4,204,036
Reinvestment of distributions	44,021	34,474	516,437	404,636
Shares redeemed	(560,351)	(584,446)	(6,629,574)	(7,030,509)
Net increase (decrease)	(359,520)	(201,209)	$(4,259,015)	$(2,421,837)
Class B
Shares sold	–	8	$–	$99
Reinvestment of distributions	–	223	–	2,602
Shares redeemed	–	(371,739)	–	(4,332,073)
Net increase (decrease)	–	(371,508)	$–	$(4,329,372)
Class C
Shares sold	188,016	711,221	$2,115,830	$8,188,696
Reinvestment of distributions	92,660	72,412	1,031,362	811,656
Shares redeemed	(1,214,657)	(1,148,923)	(13,614,665)	(13,203,482)
Net increase (decrease)	(933,981)	(365,290)	$(10,467,473)	$(4,203,130)
Inflation-Protected Bond
Shares sold	14,601,328	35,852,762	$174,522,496	$435,997,253
Reinvestment of distributions	2,921,656	2,090,487	34,749,843	24,869,691
Shares redeemed	(25,363,091)	(53,200,519)	(303,851,205)	(645,766,867)
Net increase (decrease)	(7,840,107)	(15,257,270)	$(94,578,866)	$(184,899,923)
Class I
Shares sold	3,550,752	6,253,649	$42,553,850	$75,569,965
Reinvestment of distributions	379,795	239,395	4,501,397	2,836,049
Shares redeemed	(4,695,079)	(2,726,612)	(56,318,789)	(32,957,648)
Net increase (decrease)	(764,532)	3,766,432	$(9,263,542)	$45,448,366

10. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Inflation-Protected Bond Index Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for Investor Class shares of Fidelity Inflation-Protected Bond Index Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the third quarter of 2018 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective in August 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 235 funds. Mr. Chiel oversees 144 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class A	.78%
Actual		$1,000.00	$1,000.40	$3.89
Hypothetical-C		$1,000.00	$1,021.04	$3.93
Class M	.82%
Actual		$1,000.00	$1,000.40	$4.09
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class C	1.55%
Actual		$1,000.00	$996.80	$7.72
Hypothetical-C		$1,000.00	$1,017.20	$7.80
Inflation-Protected Bond	.45%
Actual		$1,000.00	$1,002.20	$2.25
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class I	.51%
Actual		$1,000.00	$1,001.10	$2.54
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Inflation-Protected Bond Fund
Class A	05/14/18	05/11/18	$0.052
Class M	05/14/18	05/11/18	$0.052
Class C	05/14/18	05/11/18	$0.052
Inflation-Protected Bond	05/14/18	05/11/18	$0.052
Class I	05/14/18	05/11/18	$0.052

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2018, $3,915,605, or, if subsequently determined to be different, the net capital gain of such year.

A total of 99.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $727,585 of distributions paid during the period January 1, 2018 to March 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IFB-ANN-0518
1.784626.115

Fidelity® SAI Municipal Money Market Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

March 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2018

Days	% of fund's investments 3/31/18
1 - 7	74.4
8 - 30	0.7
31 - 60	10.2
61 - 90	6.3
91 - 180	3.7
> 180	4.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Variable Rate Demand Notes (VRDNs)	60.5%
Tender Option Bond	6.8%
Other Municipal Security	21.9%
Investment Companies	11.3%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

3/31/18
Fidelity® SAI Municipal Money Market Fund	1.32%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2018, the most recent period shown in the table, would have been 1.21%.

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.5%
	Principal Amount	Value
Alabama - 0.3%
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.82% 5/3/18, VRDN (a)(b)	$800,000	$800,000
Alaska - 0.2%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.55% 4/5/18, VRDN (a)	400,000	400,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.68% 4/5/18, VRDN (a)	100,000	100,000
		500,000
Arizona - 2.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 F, 1.53% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	300,000	300,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.65% 4/5/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Angelin Apts. Proj.) Series 2004, 1.69% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(San Fernando Apts. Proj.) Series 2004, 1.7% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	200,000	200,000
(San Miguel Apts. Proj.) Series 2003, 1.7% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	100,000	100,000
		6,600,000
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.79% 4/5/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	700,000	700,000
Colorado - 0.8%
Colorado Health Facilities Auth. Rev. Series 2016 C, 1.61% 4/5/18, VRDN (a)	1,900,000	1,900,000
FNMA Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.68% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	300,000	300,000
		2,200,000
Connecticut - 4.6%
Connecticut Gen. Oblig. Series 2016 C, 1.7% 4/5/18 (Liquidity Facility Bank of America NA), VRDN (a)(c)	100,000	100,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2011 C2, 1.65% 4/5/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	2,000,000	2,000,000
(Hsg. Mtg. Fin. Proj.):
Series 1989 D, 1.62% 4/5/18 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	5,300,000	5,300,000
Series 2012 D3, 1.6% 4/5/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	4,700,000	4,700,000
		12,100,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.59% 4/5/18, VRDN (a)	100,000	100,000
Series 1994, 1.88% 5/3/18, VRDN (a)(b)	800,000	800,000
		900,000
Florida - 8.2%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.75% 5/3/18, VRDN (a)(b)	500,000	500,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 1.65% 4/5/18, LOC Royal Bank of Canada, VRDN (a)(b)	6,000,000	6,000,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 1.76% 5/3/18, VRDN (a)(b)	8,500,000	8,500,000
FHLMC Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Riverwalk I Apts. Proj.) Series 2008 E, 1.63% 4/5/18, LOC Freddie Mac, VRDN (a)(b)	4,200,000	4,200,000
FNMA Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.64% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	2,520,000	2,520,000
		21,720,000
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.86% 5/3/18, VRDN (a)(b)	4,000,000	4,000,000
Illinois - 0.4%
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (R&R Enterprises 2nd Proj.) Series 1999 A, 1.63% 4/5/18, LOC BMO Harris Bank NA, VRDN (a)(b)	880,000	880,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2B, 1.63% 4/5/18, LOC PNC Bank NA, VRDN (a)	100,000	100,000
		980,000
Indiana - 2.5%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 1.66% 4/5/18, LOC Bank of New York, New York, VRDN (a)	740,000	740,000
FHLMC Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 1.64% 4/5/18, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	5,915,000	5,915,000
		6,655,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.64% 4/5/18, VRDN (a)(b)	1,000,000	1,000,000
Kentucky - 1.1%
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.58% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	1,900,000	1,900,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.71% 4/5/18, VRDN (a)(b)	900,000	900,000
		2,800,000
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 1.52% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	100,000	100,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B1, 1.62% 4/5/18, LOC Bank of New York, New York, VRDN (a)	200,000	200,000
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.) Series 2010, 1.62% 4/5/18, LOC Mizuho Bank Ltd., VRDN (a)	400,000	400,000
		700,000
Maryland - 0.2%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 1.65% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	310,000	310,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.6% 4/5/18, LOC TD Banknorth, NA, VRDN (a)(b)	300,000	300,000
		610,000
Michigan - 0.8%
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 1.56% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,000,000	2,000,000
Minnesota - 1.2%
FNMA Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 1.65% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	3,300,000	3,300,000
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series B, 1.6% 4/5/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	500,000	500,000
Nevada - 5.9%
Clark County Arpt. Rev.:
Series 2008 A2, 1.68% 4/5/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	1,905,000	1,905,000
Series 2008 C1, 1.59% 4/5/18, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.7% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,700,000	4,700,000
Washoe County Gas Facilities Rev. Series 2016 E, 1.63% 4/5/18, VRDN (a)(b)	4,000,000	4,000,000
		15,605,000
New Jersey - 0.7%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 F, 1.63% 4/5/18, LOC Bank of America NA, VRDN (a)(b)(c)	200,000	200,000
Series 2013 5, 1.67% 4/5/18, LOC Citibank NA, VRDN (a)(b)	1,740,000	1,740,000
		1,940,000
New York - 6.6%
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Sierra Dev. Proj.) Series A, 1.56% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.6% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	400,000	400,000
Series 2014 A, 1.54% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)	150,000	150,000
FHLMC New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.63% 4/5/18, LOC Freddie Mac, VRDN(a)(b)	100,000	100,000
(Grace Towers Hsg. Proj.) Series 2004 A, 1.56% 4/5/18, LOC Freddie Mac, VRDN (a)(b)	4,300,000	4,300,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Westport Dev. Proj.) Series 2004 A, 1.56% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
Series 2002 A, 1.56% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 1.61% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.56% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	405,000	405,000
		17,555,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.67% 4/5/18, LOC Cr. Industriel et Commercial, VRDN (a)	300,000	300,000
Ohio - 1.0%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.55% 4/5/18, VRDN (a)	2,000,000	2,000,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.65% 4/5/18, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	400,000	400,000
Ohio Air Quality Dev. Auth. Rev. (Ohio Valley Elec. Corp. Proj.) Series 2009 D, 1.55% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	100,000	100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 I, 1.63% 4/5/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	165,000	165,000
		2,665,000
Tennessee - 3.8%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 1.62% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Texas - 8.0%
Austin Arpt. Sys. Rev. Series 2005 3, 1.5% 4/5/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	10,000,000	10,000,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.67% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,800,000	3,800,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.68% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 1.6% 4/5/18, VRDN (a)	825,000	825,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 1.56% 4/5/18, VRDN (a)(b)	100,000	100,000
Texas Gen. Oblig. (Texas Veterans Land Board Proj.) Series 2017, 1.63% 4/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	845,000	845,000
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 1.68% 4/5/18, LOC Fannie Mae, VRDN(a)(b)	5,635,000	5,635,000
		21,305,000
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.68% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
Washington - 8.4%
King County Swr. Rev. Series 2001 A, 1.5% 4/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	550,000	550,000
Port of Seattle Rev. Series 2008, 1.55% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	7,800,000	7,800,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Le May Enterprise Proj.) Series 2005 B, 1.59% 4/5/18, LOC Bank of America NA, VRDN (a)(b)	4,030,000	4,030,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.68% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.67% 4/5/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
		22,380,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $160,415,000)		160,415,000

Tender Option Bond - 6.8%
Arizona - 0.4%
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters YX 10 32, 1.6% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	500,000	500,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series 2016 22, SIFMA Municipal Swap Index + 0.050% 1.6% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595,000	595,000
		1,095,000
California - 1.9%
California Gen. Oblig. Participating VRDN Series DB XF 1041, 1.62% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	300,000	300,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2015 XF 1033, 1.63% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)	4,700,000	4,700,000
		5,000,000
Colorado - 0.1%
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	100,000	100,000
Participating VRDN Series XM 03 05, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	200,000	200,000
		300,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
District Of Columbia - 0.1%
District of Columbia Income Tax Rev. Participating VRDN Series Floaters XM 04 37, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	200,000	200,000
Florida - 0.5%
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	500,000	499,920
Participating VRDN Series Floaters 004, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	200,000	200,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.62% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	100,000	100,000
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	500,000	500,000
		1,299,920
Illinois - 0.8%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	800,000	800,000
Series Floaters 006, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	600,000	600,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 25 35, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
Series ZF 04 78, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	275,000	275,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	300,000	300,000
Series Floaters YX 10 72, 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
		2,175,000
Indiana - 0.7%
Indiana Univ. HealthCare Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	1,700,000	1,700,000
Iowa - 0.4%
Iowa Fin. Auth. Rev. Participating VRDN Series Floaters 007, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,095,000	1,095,000
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series Floaters XF 25 43, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	200,000	200,000
Michigan - 0.3%
Michigan St Hsg. Dev. Auth. Singl Participating VRDN Series Floaters 008, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	700,000	700,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	250,000	250,000
Montana - 0.1%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	200,000	200,000
Nebraska - 0.4%
Douglas County School District #1 Participating VRDN Series Solar 00 27, SIFMA Municipal Swap Index + 0.150% 1.6% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,020,000	1,020,000
Nevada - 0.0%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.62% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	100,000	100,000
New Jersey - 0.2%
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	500,000	500,000
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZF 24 90, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	200,000	200,000
Pennsylvania - 0.1%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Floaters XM 06 13, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 7/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		200,000
Texas - 0.2%
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.62% 4/5/18 (Liquidity Facility Bank of America NA) (a)(d)	100,000	100,000
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 98, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	300,000	300,000
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	200,000	200,000
		600,000
Washington - 0.3%
Washington Gen. Oblig. Participating VRDN:
Series Floaters XF 06 11, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	200,000	200,000
Series Floaters XF 25 39, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	100,000	100,000
Series ROC II R 14074, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	100,000	100,000
Series XF 0294, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	100,000	100,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	400,000	400,000
		900,000
Wisconsin - 0.0%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XF 25 41, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $17,935,000)		17,934,920

Other Municipal Security - 21.9%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2018:
1.24% 6/1/18, CP	400,000	399,780
1.3% 6/18/18, CP	100,000	99,931
1.32% 7/6/18, CP	300,000	299,787
1.44% 8/1/18, CP	200,000	199,822
		999,320
Alaska - 0.3%
Anchorage Gen. Oblig. TAN Series 2018, 4% 9/17/18	800,000	808,912
California - 0.8%
Los Angeles Cmnty. College District Bonds Series 2017 J, 2% 8/1/18	200,000	200,342
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	200,000	199,900
Sacramento Muni. Util. District Elec. Rev. Series L1, 1.37% 6/5/18, LOC Barclays Bank PLC, CP	300,000	299,856
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series A2, 1.65% 5/3/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	1,500,000	1,500,000
		2,200,098
Connecticut - 0.5%
Bristol Gen. Oblig. BAN Series 2017, 2.25% 5/29/18	300,000	300,375
Connecticut Gen. Oblig. Bonds:
Series 2018 A, 5% 4/15/19 (c)	100,000	103,027
Series 2018 B, 5% 4/15/19 (c)	400,000	412,108
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S1, 1.12% tender 4/3/18, CP mode	100,000	99,994
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	100,000	100,211
Ledyard Gen. Oblig. BAN Series 2018, 2% 6/13/18	100,000	100,063
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18 (c)	100,000	100,516
		1,216,294
District Of Columbia - 0.3%
Washington Convention & Sports Auth. Bonds Series 2018 A, 3% 10/1/18	700,000	704,942
Florida - 1.6%
Broward County School District TAN Series 2017, 2% 6/15/18	90,000	90,096
Florida Local Govt. Fin. Cmnty.:
Series 11A1, 1.21% 4/4/18, LOC JPMorgan Chase Bank, CP	800,000	799,944
Series 2011 A1, 1.3% 5/2/18, LOC JPMorgan Chase Bank, CP	1,700,000	1,699,439
Miami-Dade County Series A1, 1.29% 5/21/18, LOC Bank of America NA, CP (b)	300,000	299,868
Miami-Dade County Aviation Rev.:
Bonds Series 2008, 5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100) (b)	115,000	116,995
Series C:
1.29% 5/21/18, LOC Bank of America NA, CP (b)	400,000	399,824
1.35% 6/5/18, LOC Bank of America NA, CP (b)	100,000	99,964
1.4% 6/5/18, LOC Bank of America NA, CP (b)	200,000	199,904
1.42% 7/3/18, LOC Bank of America NA, CP (b)	400,000	399,780
Miami-Dade County Wtr. & Swr. Rev. Series A1, 1.43% 6/7/18, LOC Barclays Bank PLC, CP	200,000	199,938
		4,305,752
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series D1, 1.3% 6/18/18, LOC Bank of America NA, CP	300,000	299,826
Series D2:
1.35% 6/18/18, LOC Bank of America NA, CP (b)	1,000,000	999,420
1.4% 6/18/18, LOC Bank of America NA, CP (b)	100,000	99,931
1.6% 6/18/18, LOC Bank of America NA, CP (b)	100,000	99,976
Series D3:
1.3% 6/18/18, LOC Bank of America NA, CP	100,000	99,942
1.4% 6/18/18, LOC Bank of America NA, CP	203,000	202,860
Series D4, 1.35% 6/18/18, LOC Bank of America NA, CP (b)	203,000	202,882
Series E1:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	200,000	199,884
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	200,000	199,884
Series E2:
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	500,000	499,710
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	500,000	499,710
1.6% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	100,000	99,976
1.6% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	100,000	99,976
Series E3, 1.5% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100,000	99,931
Series E4:
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	100,000	99,942
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	100,000	99,942
1.45% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	173,000	172,881
1.66% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	324,000	323,922
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1, 1.2% 4/2/18, LOC PNC Bank NA, CP	700,000	699,972
Series 15A2, 1.2% 4/2/18, LOC Wells Fargo Bank NA, CP	100,000	99,996
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Projs.) Series 85 A, 1.16% tender 4/5/18, LOC Barclays Bank PLC, CP mode	300,000	299,973
Series B, 1.17% 4/16/18, LOC PNC Bank NA, CP	500,000	499,900
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 6/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	300,000	300,000
		6,300,436
Hawaii - 0.0%
Honolulu City & County Gen. Oblig. Bonds Series 2009 B, 5.25% 7/1/18	100,000	100,918
Idaho - 0.3%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	800,000	804,648
Illinois - 0.8%
Chicago O'Hare Int'l. Arpt. Rev.:
Series A1, 1.42% 6/14/18, LOC Bank of America NA, CP (b)	215,000	214,927
Series A2, 1.37% 6/14/18, LOC Bank of America NA, CP	200,000	199,932
Series B1, 1.42% 6/14/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	300,000	299,898
Series C1, 1.43% 6/14/18, LOC Barclays Bank PLC, CP (b)	100,000	99,966
Series C2, 1.38% 6/14/18, LOC Barclays Bank PLC, CP	100,000	99,966
Illinois Fin. Auth. Ed. Rev. Series LOY, 1.32% 7/6/18, LOC PNC Bank NA, CP	200,000	199,858
Illinois Fin. Auth. Rev. Bonds:
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	100,000	101,367
Series 12H, 1.33% tender 6/5/18, CP mode	100,000	99,942
Series 12I:
1.3% tender 5/21/18, CP mode	100,000	99,956
1.33% tender 6/5/18, CP mode	200,000	199,884
Series 2012 H, 1.4% tender 8/6/18, CP mode	400,000	399,628
		2,015,324
Indiana - 0.2%
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.22% 4/5/18, LOC JPMorgan Chase Bank, CP	600,000	599,952
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	100,000	99,989
Maryland - 0.7%
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/18	100,000	101,164
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.33%, tender 6/1/18 (a)	1,700,000	1,700,000
		1,801,164
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds Series 2017 A, SIFMA Municipal Swap Index + 0.470% 2.05% 2/1/19 (a)(e)	100,000	100,129
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 1.25% tender 4/12/18, CP mode	100,000	100,000
Massachusetts Port Auth. Rev. Series 12B, 1.24% 6/6/18, LOC TD Banknorth, NA, CP (b)	100,000	99,941
		300,070
Michigan - 1.2%
Michigan Bldg. Auth. Rev. Series 7, 1.24% 5/10/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	300,000	299,895
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F1, 2%, tender 5/30/18 (a)	1,705,000	1,706,262
Univ. of Michigan Rev.:
Bonds:
Series 09B, 1.26% tender 6/1/18, CP mode	100,000	99,945
Series 2009 B, 1.38% tender 7/2/18, CP mode	100,000	99,945
Series K1, 1.31% 6/4/18, CP	200,000	199,886
Series K2:
1.34% 11/30/18, CP	600,000	600,000
1.35% 12/7/18, CP	100,000	100,000
		3,105,933
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig.:
Series 17F, 1.26% 6/1/18, CP	100,000	99,945
Series 2007 C, 1.31% 6/1/18, CP	200,000	199,892
Series D, 1.38% 7/2/18, CP	200,000	199,890
		499,727
Missouri - 0.3%
Curators of the Univ. of Missouri Series A, 1.25% 6/4/18, CP	700,000	699,601
Montana - 0.0%
Montana Board of Invt. Bonds (Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	100,000	99,865
Nebraska - 0.6%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.2% 4/3/18, CP	200,000	199,990
1.22% 5/22/18, CP	700,000	699,685
1.32% 7/6/18, CP	100,000	99,929
1.33% 6/5/18, CP	300,000	299,853
1.38% 7/2/18, CP	200,000	199,864
		1,499,321
Nevada - 0.2%
Clark County School District Bonds Series 2017 A, 5% 6/15/18	400,000	402,692
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co.) Series 1990 B, 1.38% tender 4/11/18, CP mode	400,000	399,940
Series 1990 A:
1.3% tender 4/6/18, CP mode (b)	700,000	699,923
1.3% tender 4/12/18, CP mode (b)	200,000	199,966
Series A1, 1.7% tender 4/4/18, CP mode (b)	600,000	599,982
		1,899,811
New Jersey - 3.4%
Montclair Township Gen. Oblig. BAN Series 2017, 2.5% 11/2/18	5,100,000	5,122,083
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	4,000,000	4,016,600
		9,138,683
New York - 0.4%
Westchester County Gen. Oblig. TAN Series 2018, 2% 5/29/18	1,100,000	1,100,627
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Bonds Series 2014 B, 5% 7/1/18 (b)	100,000	100,813
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	200,000	205,008
		305,821
Ohio - 0.0%
Brunswick Ohio City School District BAN Series 2018, 2.5% 5/31/18	100,000	100,112
Oregon - 0.2%
Oregon Gen. Oblig. TAN Series 2017 A, 5% 9/28/18	300,000	305,007
Port of Portland Arpt. Rev. Series B, 1.62% 6/25/18, LOC Barclays Bank PLC, CP (b)	200,000	199,980
		504,987
Pennsylvania - 0.1%
Philadelphia Arpt. Rev. Series B2, 1.32% 5/7/18, LOC PNC Bank NA, CP (b)	200,000	199,924
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	100,000	102,872
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B1:
1.22% 4/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	299,988
1.52% 5/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	299,979
Series B2:
1.18% 4/2/18 (Liquidity Facility MUFG Union Bank NA), CP	100,000	99,996
1.19% 4/2/18 (Liquidity Facility MUFG Union Bank NA), CP	100,000	99,995
1.34% 5/31/18 (Liquidity Facility MUFG Union Bank NA), CP	100,000	99,946
		899,904
Texas - 4.1%
Austin Elec. Util. Sys. Rev. Series A:
1.22% 4/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	200,000	199,986
1.22% 4/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,100,000	1,099,912
Fort Bend Independent School District Series 2018:
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	399,804
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	99,951
1.54% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	99,994
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 16B1, 1.24% tender 5/2/18, CP mode	400,000	399,936
Series 2016 B2, 1.33% tender 6/5/18, CP mode	1,200,000	1,199,412
Harris County Gen. Oblig.:
Series D, 1.25% 4/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	399,968
Series E1:
1.5% 5/3/18, LOC Landesbank Hessen-Thuringen, CP	200,000	199,980
1.68% 5/3/18, LOC Landesbank Hessen-Thuringen, CP	100,000	100,000
Harris County Metropolitan Trans. Auth.:
Series 2018 A-1, 1.35% 5/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	200,000	199,952
Series A1, 1.27% 5/15/18 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	299,865
Series A3:
1.27% 5/15/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	100,000	99,955
1.28% 5/17/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	199,906
Houston Arpt. Sys. Rev. Series A, 1.35% 5/2/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	100,000	99,967
Houston Gen. Oblig. Series E1, 1.6% 6/13/18, LOC Citibank NA, CP	100,000	100,000
Lower Colorado River Auth. Rev.:
Series 2018, 1.18% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	100,000	99,995
Series B, 1.3% 5/21/18, LOC State Street Bank & Trust Co., Boston, CP	300,000	299,868
Texas A&M Univ. Rev. Series B:
1.22% 5/3/18, CP	100,000	99,976
1.23% 4/10/18, CP	100,000	99,989
Texas Gen. Oblig.:
Bonds Series 2014, 5% 10/1/18	300,000	305,094
TRAN Series 2017, 4% 8/30/18	3,300,000	3,333,231
Univ. of Texas Board of Regents Sys. Rev.:
Series 2018, 1.23% 4/2/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	200,000	199,994
Series A:
1.49% 8/14/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	200,000	199,880
1.55% 7/20/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	299,934
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.41% 8/2/18, CP	300,000	299,730
1.41% 8/6/18, CP	300,000	299,721
Upper Trinity Reg'l. Wtr. District Series 2018:
1.35% 7/6/18, LOC Bank of America NA, CP	100,000	99,929
1.4% 8/6/18, LOC Bank of America NA, CP	100,000	99,907
		10,935,836
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 1.19% 4/11/18, LOC JPMorgan Chase Bank, CP (b)	200,000	199,966
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev. Series 97, 1.22% 4/5/18, CP	100,000	99,992
Univ. of Virginia Gen. Rev.:
Series 03A, 1.34% 4/4/18, CP	100,000	99,994
Series A:
1.48% 4/9/18, CP	300,000	299,988
1.55% 4/26/18, CP	100,000	99,995
		599,969
Washington - 0.5%
Energy Northwest Elec. Rev. Bonds:
(Proj. 3) Series 2016 A, 5% 7/1/18	100,000	100,848
Series 2010 A, 5% 7/1/18	170,000	171,442
Series 2014-A, 5% 7/1/18	450,000	453,816
Univ. of Washington Univ. Revs. Series 8, 1.31% 6/1/18, CP	600,000	599,676
		1,325,782
Wisconsin - 0.9%
Wisconsin Gen. Oblig. Series 06A, 1.35% 7/6/18 (Liquidity Facility BMO Harris Bank NA), CP	100,000	99,929
Wisconsin Trans. Rev. Series 13A:
1.3% 6/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	199,904
1.31% 6/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,975,000	1,973,854
		2,273,687
TOTAL OTHER MUNICIPAL SECURITY
(Cost $58,171,362)		58,152,939
	Shares	Value

Investment Company - 11.3%
Fidelity Municipal Cash Central Fund, 1.59% (g)(h)
(Cost $30,032,000)	30,028,997	30,032,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $266,553,362)		266,534,859
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,231,041)
NET ASSETS - 100%		$265,303,818

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,099,920 or 1.5% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$500,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$200,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC)	2/1/18	$800,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$600,000
Indiana Univ. HealthCare Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada)	3/1/18	$1,700,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/27/18	$200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 7/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$75,911
Total	$75,911

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$160,415,000	$--	$160,415,000	$--
Tender Option Bond	17,934,920	--	17,934,920	--
Other Municipal Security	58,152,939	--	58,152,939	--
Investment Company	30,032,000	30,032,000	--	--
Total Investments in Securities:	$266,534,859	$30,032,000	$236,502,859	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $236,521,362)	$236,502,859
Fidelity Central Funds (cost $30,032,000)	30,032,000
Total Investment in Securities (cost $266,553,362)		$266,534,859
Cash		2,709,882
Receivable for fund shares sold		488
Interest receivable		570,142
Distributions receivable from Fidelity Central Funds		20,534
Prepaid expenses		19,921
Receivable from investment adviser for expense reductions		24,101
Other receivables		59
Total assets		269,879,986
Liabilities
Payable for investments purchased
Regular delivery	$3,593,224
Delayed delivery	915,960
Accrued management fee	25,604
Other affiliated payables	8,286
Other payables and accrued expenses	33,094
Total liabilities		4,576,168
Net Assets		$265,303,818
Net Assets consist of:
Paid in capital		$265,321,701
Accumulated undistributed net realized gain (loss) on investments		620
Net unrealized appreciation (depreciation) on investments		(18,503)
Net Assets, for 265,323,843 shares outstanding		$265,303,818
Net Asset Value, offering price and redemption price per share ($265,303,818 ÷ 265,323,843 shares)		$.9999

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period January 11, 2018 (commencement of operations) to March 31, 2018
Investment Income
Interest		$392,635
Income from Fidelity Central Funds		75,911
Total income		468,546
Expenses
Management fee	$54,977
Transfer agent fees	11,781
Accounting fees and expenses	6,126
Custodian fees and expenses	1,068
Independent trustees' fees and expenses	19
Registration fees	5,433
Audit	33,008
Miscellaneous	292
Total expenses before reductions	112,704
Expense reductions	(59,409)	53,295
Net investment income (loss)		415,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4)
Total net realized gain (loss)		(4)
Change in net unrealized appreciation (depreciation) on investment securities		(18,503)
Net increase in net assets resulting from operations		$396,744

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period January 11, 2018 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$415,251
Net realized gain (loss)	(4)
Change in net unrealized appreciation (depreciation)	(18,503)
Net increase in net assets resulting from operations	396,744
Distributions to shareholders from net investment income	(414,627)
Share transactions
Proceeds from sales of shares	264,908,024
Reinvestment of distributions	414,627
Cost of shares redeemed	(950)
Net increase (decrease) in net assets and shares resulting from share transactions	265,321,701
Total increase (decrease) in net assets	265,303,818
Net Assets
Beginning of period	–
End of period	$265,303,818
Shares
Sold	264,910,144
Issued in reinvestment of distributions	414,649
Redeemed	(950)
Net increase (decrease)	265,323,843

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Money Market Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0000
Income from Investment Operations
Net investment income (loss)	.0023
Net realized and unrealized gain (loss)	(.0001)
Total from investment operations	.0022
Distributions from net investment income	(.0023)
Total distributions	(.0023)
Net asset value, end of period	$.9999
Total ReturnB,C	.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.23%F,G
Expenses net of fee waivers, if any	.14%F
Expenses net of all reductions	.14%F
Net investment income (loss)	1.09%F
Supplemental Data
Net assets, end of period (000 omitted)	$265,304

 A For the period January 11, 2018 (commencement of operations) to March 31, 2018.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Audit fees are not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$72
Gross unrealized depreciation	(18,575)
Net unrealized appreciation (depreciation)	$(18,503)
Tax Cost	$266,553,362

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$623
Capital loss carryforward	$(4)
Net unrealized appreciation (depreciation) on securities and other investments	$(18,503)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (4)
Long-term	-
Total no expiration	(4)
Total capital loss carryforward	$(4)

The tax character of distributions paid was as follows:

March 31, 2018(a)
Tax-exempt Income	$414,627

 (a) For the period January 11, 2018 (commencement of operations) to March 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .03% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through May 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $59,350.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Tax-Sensitive Short Duration Fund was the owner of record of approximately 99% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of March 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 11, 2018 (commencement of operations) through March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations, changes in its net assets, and the financial highlights for the period January 11, 2018 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 15, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 235 funds. Mr. Chiel oversees 144 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 11, 2018 to March 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value March 31, 2018	Expenses Paid During Period
Actual	.14%	$1,000.00	$1,002.30	$.31-B
Hypothetical-C		$1,000.00	$1,024.23	$.71-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 80/365 (to reflect the period January 11, 2018 to March 31, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Distributions (Unaudited)

During fiscal year ended 2018, 100% of the fund's income dividends was free from federal income tax, and 71.70% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Money Market Fund

On September 14, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Fidelity's experience in managing other municipal money market funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee and the projected total expense ratio of the fund (after the effect of the contractual expense cap referred to in the next paragraph) in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds in its respective Lipper peer group. The Board also considered that the projected total expense ratio of the fund is below the median of funds in its Institutional peer group, excluding the effect of fee waivers.

The Board also noted that FMR had contractually agreed to reimburse Fidelity SAI Municipal Money Market Fund through May 31, 2019, to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, proxy and shareholder meeting expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.14% for Fidelity SAI Municipal Money Market Fund.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the fund's management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures for the fund are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

OMM-ANN-0518
1.9885508.100

Item 2.

Code of Ethics

As of the end of the period, March 31, 2018, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Fund (the “Fund”):

Services Billed by Deloitte Entities

March 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$52,000	$100	$6,300	$1,500

March 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$51,000	$100	$6,400	$1,500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Municipal Money Market Fund (the “Fund”):

Services Billed by PwC

March 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$30,000	$400	$2,000	$300

March 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity SAI Municipal Money Market Fund commenced operations on January 11, 2018.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2018A	March 31, 2017A
Audit-Related Fees	$5,000	$-
Tax Fees	$20,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2018A,B	March 31, 2017A
Audit-Related Fees	$7,545,000	$-
Tax Fees	$15,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Municipal Money Market Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2018A,B	March 31, 2017A
Deloitte Entities	$335,000	$440,000
PwC	$10,215,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Municipal Money Market Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018